Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 5,442,810	$ 1,182,319
Shanghai Weisheng International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties		1,127	6,794
Beijing Hanpu Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	579,147	579,147
Dr. Guohua Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	1,715,839	2,030,479
New Galion [Member]
Related Party Transaction [Line Items]
Due to related parties			99,833
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 7,738,923	$ 3,898,572	$ 2,895,552

[1]	The balances mainly represented the balance of advance payment made on behalf of the Group and loan from Topsheen Shipping Limited. For the six months ended April 30, 2024, Topsheen Shipping Limited provided a working capital loan $5.5 million and advance of $0.3 million to the Group. The Group repaid $1.6 million for the six months ended April 30, 2024. The remaining balance is unsecured, interest free and repayable on demand.
[2]	On May 20, 2022, the Group entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Group on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.
[3]	As of April 30, 2024 and October 31, 2023, Dr. Guohua Zhang advanced $1,715,839 and $2,030,479 to pay certain expanse on behalf of the Group. The advances are non-interest bearing and due on demand. For the six months ended April 30, 2024, the balance payable to Dr. Guohua Zhang included $575,000 advance made by Dr. Guohua Zhang to Pacifico for the related general administrative expense incurred prior to the completion of SPAC Transaction.